Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statement of Consolidated Shareholders' Equity [Abstract]
Dividend declared per common share	$ 1.68	$ 1.45	$ 6.31